Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 24,285	$ 34,619
Short-term investments	64,762	51,973
Accounts receivable:
Trade, net	32,406	27,862
Other	5,259	4,291
Inventories	22,921	19,076
Advances to suppliers	1,207	441
Deferred tax assets	1,538	1,638
Prepaid expenses	1,373	1,585
Total current assets	153,751	141,485
Deposits	1,266	1,212
Assets held for employees' severance payments	6,854	6,393
Marketable securities	16,003	3,873
Long-term inventory	4,926	5,626
Fixed assets, less accumulated depreciation	12,301	13,709
Intangible assets, less accumulated amortization	29,075	25,813
Goodwill	24,089	24,089
Total Assets	248,265	222,200
Liabilities and equity
Current installments of obligation under capital lease	139	168
Accounts payable:
Trade	8,081	9,125
Other	28,397	26,065
Deferred revenue	521	788
Total current liabilities	37,138	36,146
Long-term liabilities
Obligation under capital lease	120	244
Liability in respect of employees' severance payments	7,720	7,151
Deferred tax liabilities	5,362	5,871
Total long-term liabilities	13,202	13,266
Total liabilities	50,340	49,412
Commitments and contingencies
Equity
Ordinary Shares, NIS 0.05 par value each (90,000,000 shares authorized as of December 31, 2011 and 2010, 30,448,838 and 29,829,277 shares issued and fully paid as of December 31, 2011 and 2010, respectively)	359	350
Additional paid-in capital	208,838	194,899
Capital reserve	2,051	2,051
Accumulated other comprehensive income (loss)	(885)	95
Accumulated deficit	(12,729)	(24,707)
Total shareholders' equity	197,634	172,688
Non-controlling interests	291	100
Total equity	197,925	172,788
Total liabilities, shareholders' equity and non-controlling Interests	$ 248,265	$ 222,200